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                        HEARTLAND LARGE CAP VALUE FUND
                          HEARTLAND MID CAP VALUE FUND
                           HEARTLAND VALUE PLUS FUND
                              HEARTLAND VALUE FUND
                   HEARTLAND U.S. GOVERNMENT SECURITIES FUND

                       Supplement dated February 23, 1999
                                       to
                       Prospectus dated November 9, 1998


Minimum Investments (page 27). The minimum initial investment for the Value Fund has been reduced from $25,000 to $5,000. The minimum initial investment for each of the other Funds remains $1,000.

Fund Expenses (page 4). Effective April 1, 1999, Heartland Advisors, Inc. ("Heartland Advisors") will contractually undertake to waive fees paid to it by certain Funds and to pay other ordinary expenses of those Funds, year by year, through April 30, 2000 so that annual operating expenses do not exceed the following amounts: 0.95% of average net assets for the Large Cap Value Fund; 1.25% of average net assets for the Mid Cap Value Fund; and 0.80% of average net assets for the U.S. Government Securities Fund. After that date, these expense reimbursement undertakings may be continued, terminated or revised at any time. If a Fund's operating expenses fall below the current expense limitation, the Fund will repay Heartland Advisors for expenses previously reimbursed.
Repayment will continue for up to three years after the fiscal year in which the reimbursement occurred, subject to any expense limitation then in effect. Repayment will stop when a Fund has repaid the entire amount or the three-year period ends.

All Funds Except U.S. Government Securities Fund. Although not a principal investment strategy of any Fund other than the Value Plus Fund, each Fund may invest in debt securities. The Value Plus Fund invests primarily in income-producing equity securities, but also may invest up to 35% of its total assets in debt securities and cash equivalents. No Fund may invest in debt securities rated below B and the Value Plus Fund may not invest more than 25% of its assets in non-investment grade debt securities. Effective May 1, 1999, the Funds' investments in debt securities will not be subject to any specific credit rating limitations, but such investments will continue to be made only if believed to be consistent with the Funds' respective objectives, policies and risk profiles. In addition, Heartland Advisors will continue to engage in ongoing intensive credit research on debt securities that are not investment grade. Non-investment grade debt securities involve greater investment risk and may be considered more speculative than higher quality debt securities with similar maturities.

Amendment and Restatement of Fund Policies. Effective May 1, 1999, the Funds' Prospectus will be revised to make the disclosure more meaningful and understandable to investors. In connection with this revision, the Funds' Directors, a majority of whom are not affiliated with Heartland Advisors, have unanimously approved changes in certain Fund policies, subject to shareholder approval at a meeting scheduled for April 28, 1999.

Some of these changes are not substantive and are designed to standardize or simplify language or clarify investment terms used to describe Fund policies. Other changes are substantive. Most of these substantive changes provide greater investment flexibility, but are not expected to materially affect the principal investment strategies or risks involved in managing the Funds. However, some of these substantive changes may be considered material and are described below.

 .  Re-designation of Investment Objectives from Fundamental to Non-Fundamental.
   No Fund's investment objective is proposed to be changed, and each Fund's portfolio will continue to be managed by employing Heartland Advisors' proprietary value criteria. However, each Fund's investment objective is proposed to be re-designated from a "fundamental" policy to a "non-fundamental" policy. A "fundamental" policy may not be changed or revised in any respect without the approval of both the Board of Directors and shareholders. Re-designating a Fund's investment objective as a non-fundamental policy will make it possible to change the objective with Board approval and notice to shareholders, but without the expense of a shareholder meeting.

 . Limitations on Borrowing. In general, investment companies are prohibited from borrowing in excess of 33 1/3% of total assets under the federal securities laws. An investment company may borrow up to an additional 5% of total assets from banks for non-investment and non-leveraging temporary or emergency purposes. Currently, each Fund is authorized to borrow up to 10% of total assets on a temporary basis to raise cash to meet large or unexpected redemptions, rather than liquidate portfolio securities at unfavorable prices or times. The proposed change would increase the percentage limit on Fund borrowings to the maximum permissible amount. It also would broaden and clarify a Fund's borrowing authority to permit, for example, temporary borrowings to purchase securities pending receipt of proceeds from the sale of securities or from other types of portfolio transactions. As a matter of operating policy, assets would continue to be earmarked to repay borrowed amounts and no Fund would borrow for a period of more than 60 days or in an amount in excess of 20% of total assets. A Fund still may be required to liquidate portfolio securities at unfavorable prices or times to repay borrowed funds. Borrowing for investment purposes may involve leverage that might increase share price volatility, and interest expense may exceed the return on investments made with borrowed amounts.

                                       2
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 .  Restrictions on Illiquid Securities.  An investment company is permitted to invest up to 15% of net assets in illiquid securities. A security is deemed "illiquid" if it cannot be disposed of in the ordinary course of business within seven days at approximately the amount at which it is valued. An investment company also is permitted to invest in securities with legal or contractual restrictions on resale ("restricted securities"), subject to the aforesaid limitation on illiquid securities.

   Currently, the Value Fund is not permitted to invest in restricted or illiquid securities, and the U.S. Government Securities Fund is not permitted to invest in restricted securities. The other Funds may invest in restricted and illiquid securities subject to certain percentage limitations. The proposed change would permit each Fund to invest in restricted securities and up to 15% of net assets in illiquid securities. Restricted securities would be subject to this limitation unless they were deemed liquid. Illiquid securities may sometimes be more difficult to value and dispose of and their disposition may involve greater expense than the disposition of liquid securities.

 . Investing for Control or Management. Currently, each Fund is prohibited from acting to obtain control or management of a portfolio company. This policy is proposed to be eliminated in order to clarify the Funds' authority to seek to protect and maximize the value of their portfolios by freely exercising their rights as shareholders of their portfolio companies. In particular, the proposed change would enable the Funds to more freely communicate their views on company affairs to a portfolio company's management, board of directors and shareholders. Although a Fund only would undertake this type of activity when it believed it would enhance potential investment returns, it is possible that this type of activity could result in additional expense to the Fund and limit its ability to freely trade in the securities of the portfolio companies with respect to which it takes such action.

 . U.S. Government Securities Fund Only. Currently, as a matter of fundamental policy that cannot be changed without approval of shareholders, the Fund is required to invest at least 65% of its total assets in U.S. Government securities. However, as a matter of operating policy the Fund currently invests all of its assets in such securities. These policies are proposed to be replaced with a non-fundamental policy that would require the Fund to invest not less than 80% of total assets in U.S. Government securities. The balance of the Fund's assets could be invested in non-U.S. Government securities. This policy could be changed with approval of the Board of Directors, a majority of whom are not affiliated with Heartland Advisors, and notice to, but not approval of, shareholders. Assets invested in non-U.S. Government debt securities would be investment grade, but would be subject to greater potential investment risk than U.S. Government securities.

                                       3
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   In addition to this change, the Board of Directors has approved the elimination of an operating policy limiting the Fund's investments in U.S. Government-backed mortgage-related securities to 65% of Fund assets. This change is not subject to shareholder approval.

For further information on these proposed changes, please refer to the Funds' March 1999 proxy statement. A copy will be mailed in early March to all shareholders of record as of February 19, 1999. Other investors may obtain a copy by calling 1-800-432-7856 or by accessing the Heartland Funds' web site at www.heartlandfunds.com.

                                       4
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                      HEARTLAND SHORT DURATION HIGH-YIELD
                                 MUNICIPAL FUND

                         HEARTLAND HIGH-YIELD MUNICIPAL
                                   BOND FUND

                       Supplement dated February 23, 1999
                                       to
                          Prospectus dated May 1, 1998


Effective May 1, 1999, the Funds' Prospectus will be revised to make the disclosure more meaningful and understandable to investors. In connection with this revision, the Funds' Directors, a majority of whom are not affiliated with Heartland Advisors, Inc. ("Heartland Advisors"), have unanimously approved changes in certain Fund policies, subject to shareholder approval at a meeting scheduled for April 28, 1999.

Some of these changes are not substantive and are designed to standardize or simplify language or clarify investment terms used to describe Fund policies. Other changes are substantive. Most of these substantive changes provide greater investment flexibility, but are not expected to materially affect the principal investment strategies or risks involved in managing the Funds. However, some of these substantive changes may be considered material and are described below.

 . Limitations on Borrowing. In general, investment companies are prohibited from borrowing in excess of 33 1/3% of total assets under the federal securities laws. An investment company may borrow up to an additional 5% of total assets from banks for non-investment and non-leveraging temporary or emergency purposes. Currently, each Fund is authorized to borrow up to 33% of total assets, but has operated under a policy limiting borrowings to 10% of total assets for temporary or emergency purposes. A Fund might borrow, for example, to raise cash to meet large or unexpected redemptions rather than liquidate portfolio securities at unfavorable prices or times.

   To standardize the borrowing limits for all Heartland Funds, the proposed change would increase the percentage limit on authorized borrowings from 33% to 33 1/3%, and increase the operating limit from 10% to 20%. It also would broaden and clarify each Fund's borrowing authority to permit, for example, temporary borrowings to purchase securities pending receipt of proceeds from the sale of securities or from other types of portfolio transactions. As a matter of operating policy, assets would continue to be earmarked to repay borrowed amounts and neither Fund would borrow for a period of more than 60 days. A Fund still may be required to liquidate portfolio securities at unfavorable prices or times to repay borrowed funds. Borrowing for investment purposes may involve leverage that might increase share price volatility, and interest expense may exceed the return on investments made with borrowed amounts.

 . Investing for Control or Management. Currently, each Fund is prohibited from acting to obtain control or management of a portfolio company. This policy is proposed to be eliminated in order to clarify the Funds' authority to seek to protect and maximize the value of their portfolios by freely exercising their rights as shareholders of their portfolio companies. In particular, the proposed change would enable the Funds to more freely communicate their views on company affairs to a portfolio company's management, board of directors and shareholders. Although a Fund only would undertake this type of activity when it believed it would enhance potential investment returns, it is possible that this type of activity could result in additional expense to the Fund and limit its ability to freely trade in the securities of the portfolio companies with respect to which it takes such action.


For further information on these proposed changes, please refer to the Funds' March 1999 proxy statement. A copy will be mailed in early March to all shareholders of record as of February 19, 1999. Other investors may obtain a copy by calling 1-800-432-7856 or by accessing the Heartland Funds' web site at www.heartlandfunds.com.

                          HEARTLAND WISCONSIN TAX FREE
                                      FUND

                       Supplement dated February 23, 1999
                                       to
                          Prospectus dated May 1, 1998


Effective May 1, 1999, the Fund's Prospectus will be revised to make the disclosure more meaningful and understandable to investors. In connection with this revision, the Fund's Directors, a majority of whom are not affiliated with Heartland Advisors, Inc. ("Heartland Advisors"), have unanimously approved changes in certain Fund policies.

Some of these changes are not substantive and are designed to standardize or simplify language or clarify investment terms used to describe Fund policies. Other changes are substantive, and certain substantive changes are subject to shareholder approval at a meeting scheduled for April 28, 1999. Most of the substantive changes provide greater investment flexibility, but are not expected to materially affect the principal investment strategies or risks involved in managing the Fund. However, some of these substantive changes may be considered material and are described below.

Investment Quality (page 8). The Fund seeks to provide investors with a high level of current income that is exempt from both federal and Wisconsin personal income tax by investing primarily in investment grade municipal securities. Although this principal investment strategy is not changing, in order to expand the number of municipal securities that are eligible for investment by the Fund, current limitations on investments in securities below investment grade are proposed to be revised. Effective May 1, 1999, the Fund will be permitted to invest in municipal securities below investment grade provided no more than 20% of total assets may be invested in securities below B-. Heartland Advisors will continue to engage in ongoing intensive credit research on municipal securities that are not investment grade. Non-investment grade municipal securities involve greater investment risk and may be considered more speculative than higher quality municipal securities with similar maturities.

Other Fund Policies. Subject to shareholder approval, effective May 1, 1999, the following additional policies of the Fund will be changed.

 . Investing in Municipal Securities Subject to Alternative Minimum Tax. Under normal conditions, the Fund currently is required to invest so that at least 80% of its assets are invested so as to be exempt from the federal alternative minimum tax. The Board of Directors believes that this requirement unduly limits the available supply of securities in which the Fund may invest, and thereby places the Fund at a competitive disadvantage in seeking to achieve its investment objective of high current income. Therefore, this requirement is proposed to be eliminated. This could result in the

   Fund's net investment return being lower for certain investors who are subject to the federal alternative minimum tax.

 . Limitations on Borrowing. In general, investment companies are prohibited from borrowing in excess of 33 1/3% of total assets under the federal securities laws. An investment company may borrow up to an additional 5% of total assets from banks for non-investment and non-leveraging temporary or emergency purposes. Currently, the Fund is authorized to borrow up to 10% of total assets on a temporary basis to raise cash to meet large or unexpected redemptions, rather than liquidate portfolio securities at unfavorable prices or times. The proposed change would increase the percentage limit on borrowings to the maximum permissible amount. It also would broaden and clarify the Fund's borrowing authority to permit, for example, temporary borrowings to purchase securities pending receipt of proceeds from the sale of securities or from other types of portfolio transactions. As a matter of operating policy, assets would continue to be earmarked to repay borrowed amounts and the Fund would not borrow for a period of more than 60 days or in an amount in excess of 20% of total assets. However, the Fund still may be required to liquidate portfolio securities at unfavorable prices or times to repay borrowed funds. Borrowing for investment purposes may involve leverage that might increase share price volatility, and interest expense may exceed the return on investments made with borrowed amounts.

 . Restrictions on Illiquid Securities. An investment company is permitted to invest up to 15% of net assets in illiquid securities. A security is deemed "illiquid" if it cannot be disposed of in the ordinary course of business within seven days at approximately the amount at which it is valued. An investment company also is permitted to invest in securities with legal or contractual restrictions on resale ("restricted securities"), subject to the aforesaid limitation on illiquid securities. Currently, the Fund is permitted to invest up to 10% of its assets in restricted and illiquid securities. The proposed change would permit the Fund to invest up to 15% of net assets in illiquid securities. Restricted securities only would be subject to this limitation if they were not deemed to be liquid. Illiquid securities may sometimes be more difficult to value and dispose of and their disposition may involve greater expense than the disposition of liquid securities.

 . Investing for Control or Management. Currently, the Fund is prohibited from acting to obtain control or management of a portfolio company. This policy is proposed to be eliminated in order to clarify the Fund's authority to seek to protect and maximize the value of its portfolio by freely exercising its rights as a shareholder of its portfolio companies. In particular, the proposed change would enable the Fund to more freely communicate its views on company affairs to a portfolio company's management, board of directors and shareholders. Although the Fund only would undertake this type of activity when it believed it would enhance potential investment returns, it is possible that this type of activity could result in additional expense to the Fund and limit its ability to freely trade in the securities of the portfolio companies with respect to which it takes such action.

For further information on these proposed changes, please refer to the Fund's March 1999 proxy statement. A copy will be mailed in early March to all shareholders of record as of February 19, 1999. Other investors may obtain a copy by calling 1-800-432-7856 or by accessing the Heartland Funds' web site at www.heartlandfunds.com.

                                       3